[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

VIA ELECTRONIC FILING

July 2, 2012

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

Re:	BlackRock Funds II – BlackRock Secured Credit Portfolio (formerly, BlackRock Multi-Sector Bond Portfolio)

File Nos. 333-142592 and 811-22061

Post-Effective Amendment No. 83

Ladies and Gentlemen:

On behalf of BlackRock Funds II (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that:

(1) the form of Prospectus and Statement of Additional Information for BlackRock Secured Credit Portfolio (formerly, BlackRock Multi-Sector Bond Portfolio) that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A filed on July 2, 2012; and

(2) the text of Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 2, 2012.

If you have any questions or comments, please do not hesitate to call me at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

cc:	Ben Archibald, Esq.